Expense Example {- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity Global High Income Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Global High Income Fund: Class A
Expense Example:
1 year	$ 513
3 years	788
5 years	1,093
10 years	1,956
Fidelity Advisor Global High Income Fund: Class M
Expense Example:
1 year	513
3 years	795
5 years	1,108
10 years	1,994
Fidelity Advisor Global High Income Fund: Class C
Expense Example:
1 year	293
3 years	635
5 years	1,112
10 years	2,237
Fidelity Advisor Global High Income Fund: Class I
Expense Example:
1 year	92
3 years	314
5 years	560
10 years	$ 1,264